UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
June 30, 2003
Check here if Amendment [X]; Amendment Number:1

This Amendment (Check only one.):
[X] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital Management, LLC
Address:
One International Place
26th Floor, Suite 2601
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
December 30, 2004
Report Type (Check only one.):


[XX]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $186,536 (x1000)



List of Other Included Managers:




No.  13F File Number
Name

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FORM 13F ELECTRONIC FILING
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
                          TITLE                   MKT VAL   SH/PRN  SH/PUT  INVST  OTHER     VOTING AURTHORITY
NAME OF ISSUER            OF CLASS     CUSIP      (X1000)   AMOUNT  PRN/CL DISCRTN MNGRS     SOLE   SHARED NONE
ACCENTURE LTD             CL A       G1150G111     4,523    250,000  SH     SOLE            250,000
AGERE SYSTEMS INC         CL A       00845V100     2,913  1,250,000  SH     SOLE          1,250,000
ALLIANCE DATA             COM        018581108     4,797    205,000  SH     SOLE            205,000
ALLTEL CORP               COM        020039103     4,099     85,000  SH     SOLE             85,000
ANTEON INTL CP            COM        03674E108     4,605    165,000  SH     SOLE            165,000
AOL TIME WARNER           COM        00184A105     6,436    400,000  SH     SOLE            400,000
APPLIED FILMS CORP        COM        038197109     3,788    146,500  SH     SOLE            146,500
APPLIED MATLS INC         COM        038222105     5,544    350,000  SH     SOLE            350,000
ASCENTIAL SOFTWARE        COM NEW    04362P207     4,272    260,000  SH     SOLE            260,000
AUTODESK INC              COM        052769106     5,660    350,000  SH     SOLE            350,000
AXCELIS TECHS             COM        054540109     3,513    575,000  SH     SOLE            575,000
BEA SYSTEMS INC           COM        073325102     3,812    350,000  SH     SOLE            350,000
BELLSOUTH CORP            COM        079860102     2,397     90,000  SH     SOLE             90,000
BROADCOM CORP             CL A       111320107     3,114    125,000  SH     SOLE            125,000
CACI INTL INC             CL A       127190304     6,860    200,000  SH     SOLE            200,000
CLEAR CHANNEL COMM INC    COM        184502102     5,299    125,000  SH     SOLE            125,000
CONCERTO SOFTWARE         COM        20602T106     1,424    155,000  SH     SOLE            155,000
CONCORD EFS INC           COM        206197105     1,472    100,000  SH     SOLE            100,000
CONEXANT SYSTEMS INC      COM        207142100     4,190  1,000,000  SH     SOLE          1,000,000
EARTHLINK INC             COM        270321102     5,187    650,000  SH     SOLE            650,000
ECHOSTAR COMM             CL A       278762109     5,193    150,000  SH     SOLE            150,000
EMBARCADERO               COM        290787100     2,063    293,000  SH     SOLE            293,000
EMULEX CORP               COM NEW    292475209     3,985    175,000  SH     SOLE            175,000
FIRST DATA CORP           COM        319963104     6,216    150,000  SH     SOLE            150,000
GENERAL MOTORS            CL H       370442832     7,366    575,000  SH     SOLE            575,000
GLOBAL PAYMENTS INC       COM        37940X102     6,149    173,200  SH     SOLE            173,200
GLOBESPANVIRATA  INC      COM        37957V106     1,672    200,000  SH     SOLE            200,000
INTERLAND INC.            COM        458727104     1,067  1,100,000  SH     SOLE          1,100,000
INTERSIL CORP             CL A       46069S109     3,326    125,000  SH     SOLE            125,000
LIBERTY MEDIA CORP        COM SER A  530718105     4,624    400,000  SH     SOLE            400,000
LTX CORP                  COM        502392103     3,154    365,000  SH     SOLE            365,000
MATTSON TECH              COM        577223100       328    105,000  SH     SOLE            105,000
MAXTOR CORP               COM NEW    577729205     4,506    600,000  SH     SOLE            600,000
MCLEODUSA INC             CL A       582266706     2,058  1,400,000  SH     SOLE          1,400,000
MINDSPEED TECH INC        COM        602682106     1,350    500,000  SH     SOLE            500,000
MOTOROLA INC              COM        620076109     3,301    350,000  SH     SOLE            350,000
PINNACLE SYSTEMS INC      COM        723481107     1,712    160,000  SH     SOLE            160,000
POWERWAVE TECH            COM        739363109     2,002    325,000  SH     SOLE            325,000
REALNETWORKS INC          COM        75605L104     4,394    650,000  SH     SOLE            650,000
REGENT COMMS              COM        758865109     1,228    200,000  SH     SOLE            200,000
RSA SECURITY INC          COM        749719100     3,500    325,000  SH     SOLE            325,000
SAP AKTIENGESELLSCHAFT    SPNSR ADR  803054204     4,383    150,000  SH     SOLE            150,000
SBA COMMUNICATIONS        COM        78388J106     3,462  1,150,000  SH     SOLE          1,150,000
SCRIPPS CO (E.W.)         CL A       811054204     5,323     60,000  SH     SOLE             60,000
SILICON STORAGE TECH      COM        827057100     1,621    385,000  SH     SOLE            385,000
SONICWALL INC.            COM        835470105     2,425    500,000  SH     SOLE            500,000
UNITEDGLOBALCOM INC       CL A       913247508     3,060    600,000  SH     SOLE            600,000
VERITAS SOFTWARE          COM        923436109     7,205    250,000  SH     SOLE            250,000
VERIZON COMMUNICATIONS    COM        92343V104     2,367     60,000  SH     SOLE             60,000
VIGNETTE CORPORATION      COM        926734104     3,595  1,825,000  SH     SOLE          1,825,000
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